COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jun. 30, 2026
Minimum [Member]
Loss Contingencies [Line Items]
Warrants outstanding term	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Warrants outstanding term	5 years